Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable
Accounts receivable

25. Accounts receivable

Accounts receivable consist of the following:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Accounts receivable	4,158,270	4,386,872	5,668,904
Allowance for credit losses	(723,655)	(893,953)	(1,020,321)
	3,434,615	3,492,919	4,648,583

Accounts receivable are mainly denominated in RMB.

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(692,722)	(723,655)	(893,953)
Provision	(387,196)	(510,885)	(538,135)
Write-offs	356,263	340,587	411,767
Balance at end of the year	(723,655)	(893,953)	(1,020,321)

The Group applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all accounts receivable. To measure the expected credit losses, accounts receivable have been grouped based on shared credit risk characteristics and the days past due. The Group’s expected loss rates are mainly determined based on the corresponding historical credit loss rates which are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The loss allowance provisions as of December 31, 2023, 2024 and 2025 are determined as follows:

	Within 1 year	More than 1 year	Total
December 31, 2023
Expected loss rate	14.5%	39.1%	17.4%
Gross carrying amount	3,670,160	488,110	4,158,270
Loss provision	(532,707)	(190,948)	(723,655)

	Within 1 year	More than 1 year	Total
December 31, 2024
Expected loss rate	13.1%	71.0%	20.4%
Gross carrying amount	3,833,730	553,142	4,386,872
Loss provision	(501,414)	(392,539)	(893,953)

	Within 1 year	More than 1 year	Total
December 31, 2025
Expected loss rate	12.0%	72.6%	18.0%
Gross carrying amount	5,110,504	558,400	5,668,904
Loss provision	(615,061)	(405,260)	(1,020,321)